AMERICAFIRST QUANTITATIVE FUNDS

8150 Sierra College Boulevard, Suite 290

Roseville, CA 95661-9417

Supplement dated September 8, 2016 to the Statement of Additional Information
dated February 5, 2016, as supplemented June 6, 2016

AmericaFirst Quantitative Strategies Fund

Class A: AFIAX Class C: AFISX Class I: AFIIX

AmericaFirst Tactical Alpha Fund

Class A: ABRFX Class U: ABRUX Class I: ABRWX

AmericaFirst Income Trends Fund

Class A: AFPAX Class U: AFPUX Class I: AFPIX

AmericaFirst Defensive Growth Fund

Class A: DGQAX Class U: DGQUX Class I: DGQIX

AmericaFirst Seasonal Trends Fund

Class A: STQAX Class U: STQUX Class I: STQIX

each a series of AmericaFirst Quantitative Funds

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Effective September 7, 2016, Kathleen T. Barr no longer serves as a Trustee. Any information to the contrary in the Statement of Additional Information should be disregarded.

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This Supplement, and each Summary Prospectus dated February 5, 2016, as supplemented June 6, 2016; and the Prospectus dated February 5, 2016, as supplemented June 6, 2016; and the Statement of Additional Information dated February 5, 2016, as supplemented June 6, 2016, provide relevant information for all shareholders and should be retained for future reference. Each of the Summary Prospectuses and the Prospectus and the Statement of Additional Information, have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling 1-877-217-8363 or by visiting www.afcm-quant.com.

Please retain this Supplement for future reference.